Share Capital (Details Textual) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Oct. 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 17, 2017	Nov. 30, 2017	Aug. 31, 2017	Mar. 31, 2017	Dec. 31, 2013
Share Capital (Textual)
Ordinary shares par value											€ 1
Warrant holders to exercise warrants										1,789,524
Ordinary shares issued			1,515,150	1,031,250	600,000	166,667	133,333	283,333	28,455,214
Ordinary shares issued for lieu of commissions				51,563
Ordinary shares issued for shortfall of capitalized interest				23,014
Number of share issued in initial public offering	4,429,100
Number of share issued in initial public offering for extinguish of debt	2,137,625
Exercise warrants	1,400,644
Warrants description	The Company resolved to allow the holders of its warrants to exercise at reduced exercise prices in the period ending on 30 November 2018. Notification was also received from warrant holders to exercise warrants over 54,000 ordinary shares in connection with this offer.
Euro [Member]
Share Capital (Textual)
Ordinary shares par value		€ 0.03
Debt extinguish	€ 1,300